Share-based Compensation - Option Activity (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	7,322
Exercised (in shares) | shares	0
Forfeited (in shares) | shares	(175)
Ending balance (in shares) | shares	7,147
Options vested and expected to vest (in shares) | shares	7,147
Options vested and exercisable (in shares) | shares	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price, beginning of period (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	16.26
Exercised (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	16.18
Weighted average exercise price, end of period (in dollars per share) | $ / shares	16.26
Vested and expected to vest, weighted average exercise price (in dollars per share) | $ / shares	16.26
Vested and exercisable, weighted average exercise price (in dollars per share) | $ / shares	$ 0
Weighted average remaining contractual term, options outstanding	9 years 3 months 18 days
Weighted average remaining contractual term, options vested and expected to vest	9 years 3 months 18 days
Weighted average remaining contractual term, options vested and exercisable	0 years
Aggregate intrinsic value, options outstanding | $	$ 54,423
Aggregate intrinsic value, options vested and expected to vest | $	54,423
Aggregate intrinsic value, options vested and exercisable | $	$ 0